Prepaid Expenses and Prepaid Subscriber Travel	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Prepaid Expenses and Prepaid Subscriber Travel
(4)	Prepaid Expenses and Prepaid Subscriber Travel

Prepaid expenses

Prepaid expenses are as follows:

	December 31,
	2020	2021

	(in thousands)
Property operations	$2,797	$5,136
Software	2,185	2,979
Rent	633	1,094
Operating supplies	243	1,372
Insurance	253	520
Total	$6,111	$11,101

Prepaid Subscriber Travel

Prepaid subscriber travel of $11.8 million and $17.2 million at December 31, 2020 and 2021 respectively include deposits for future member travel.